CONTRACT WITH CUSTOMER (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 24, 2024
Disaggregation of Revenue [Line Items]
Proceeds from option and license agreement	$ 300,000
Proceeds from cell line customization activities	$ 400,000
Performance obligation, percentage								100.00%
Option right payments			$ 300,000
Revenue recognized in previous periods						$ 0
Catch-up adjustment to revenue						0
Revenue recognized		$ 0	$ 200,000	$ 0	$ 600,000	$ 300,000	$ 100,000
Option fee obligation payment percentage				20.00%		20.00%
License fees		$ 0		$ 0	$ 100,000	$ 0	$ 100,000
Receivable						100,000
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized				$ 400,000		400,000
Lineage Assignment Agreement [Member]
Disaggregation of Revenue [Line Items]
Payments, percentage								30.00%
Option right payments						$ 300,000
Lineage Assignment Agreement [Member] | Factor Bioscience Limited [Member]
Disaggregation of Revenue [Line Items]
Payments, percentage								20.00%